Investment Objectives and Goals	Feb. 27, 2026
WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	White Oak Select Growth Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
PIN OAK EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Pin Oak Equity Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Rock Oak Core Growth Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Risk/Return [Heading]	River Oak Discovery Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Red Oak Technology Select Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Black Oak Emerging Technology Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Live Oak Health Sciences Fund SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.